Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Profit or loss [abstract]
Research and development expenses	$ 650	$ 455	$ 1,645	$ 695	$ 1,943
General and administrative expenses	1,000	971	2,139	1,376	3,810
Total operating expense	1,650	1,426	3,784	2,071	5,753
Other expenses					1
Operating loss	1,650	1,426	3,784	2,071	5,754
Finance income	(437)		(525)		(1)
Finance expenses	1	437	3	428	491
Loss	$ 1,214	$ 1,863	$ 3,262	$ 2,499	$ 6,244
Basic and diluted loss per share attributable to equity holders of the Company	$ 0.01	$ 0.03	$ 0.02	$ 0.03	$ 0.05
Basic and diluted loss per ADS attributable to equity holders of the Company	$ 0.35	$ 1.1	$ 0.93	$ 1.07	$ 2.14